SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment $ / ¥	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) $ / ¥	Jan. 01, 2021 CNY (¥)	Jan. 01, 2020 CNY (¥)
Significant Accounting Policies [Line Items]
Foreign exchange rate | $ / ¥	6.3726				6.3726
Impairment loss on debt securities			¥ 0	¥ 0
Deferred revenue	¥ 35,796,254		35,226,237		$ 5,617,213	¥ 35,226,237	¥ 32,555,402
Deferred revenue, revenue recognized	35,226,237		32,555,402	23,757,459
Advertising costs	110,978,677		80,711,586	60,136,876
Employee social benefits	¥ 55,265,678		¥ 20,354,331	¥ 26,900,928
Concentration of suppliers, number of suppliers	5	5	4	2
Appropriation made to the statutory surplus fund and discretionary surplus fund	¥ 0		¥ 139,773	¥ 0
Number of operating segment | segment	1	1
Exemption of Social security insurance, Covid-19			15,857,367
Unrecognized uncertain tax positions	¥ 0		0
Accumulated deficit	1,633,797,666		1,324,173,722		$ 256,378,506
Net cash used in operating activities	210,901,538	$ 33,095,053	40,301,906	31,641,810
Stock Issued During Period, Value, New Issues			501,227,248
VIE
Significant Accounting Policies [Line Items]
Deferred revenue	35,217,012		34,541,710
Net cash used in operating activities	¥ 34,200,424		¥ (20,705,405)	¥ (11,267,766)
Advertising | Maximum
Significant Accounting Policies [Line Items]
Service period	1 year	1 year
Subscription-based membership services | Minimum
Significant Accounting Policies [Line Items]
Period over which additional functions and privileges can be enjoyed by individual users	1 month	1 month
Subscription-based membership services | Maximum
Significant Accounting Policies [Line Items]
Period over which additional functions and privileges can be enjoyed by individual users	1 year	1 year
Online Services
Significant Accounting Policies [Line Items]
Value added tax rate (as a percent)	6.00%	6.00%
Merchandise
Significant Accounting Policies [Line Items]
Value added tax rate (as a percent)	13.00%	13.00%